Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net loss		$ (128,320)	$ (43,391)	$ (67,359)
Net income/(loss) from discontinued operations, net of tax		(91,793)	55,108	53,947
Adjustments to reconcile net loss to net cash provided by operating activities:
Amortization of intangible assets and purchased video content in prepaid expense		14,386	38,842	58,064
Depreciation		25,466	28,225	32,109
Goodwill impairment and impairment of intangible assets acquired as part of business acquisitions		0	7,245	16,369
Share-based compensation expense		14,480	2,350	(12,108)
Impairment of long-term investment	[1]	384	23,154	0
Impairment of other intangible assets and other assets		4,156	5,903	10,797
Research and development expense allocation		0	0	(671)
Investment loss /(gain) from equity investments		465	(2,960)	3,968
Allowance for credit losses		4,884	4,725	5,449
Gain from sale of equity investments		0	0	(134)
Change in fair value of financial instruments		1,784	(1,185)	11,201
Others		(390)	(786)	152
Changes in assets and liabilities:
Accounts receivables		10,998	(13,152)	39,979
Prepaid and other assets		(10,276)	5,574	5,758
Accounts payable		(3,358)	(160)	(1,628)
Receipts in advance and deferred revenue		(96)	(3,689)	(524)
Tax liabilities		8,683	(2,253)	(79,238)
Deferred tax		102,626	11,202	43,194
Accrued liabilities and other short-term liabilities		(3,252)	(22,803)	(34,593)
Net cash provided by/(used in) continuing operating activities		163,394	(18,267)	(52,143)
Net cash provided by/(used in) discontinued operating activities		(68,187)	228,857	136,168
Net cash provided by operating activities		95,207	210,590	84,025
Cash flows from investing activities:
Purchase of fixed assets		(6,339)	(15,081)	(25,217)
Purchase of intangible and other assets		(27,441)	(50,583)	(96,317)
Purchase of long-term investments		(114)	(12,290)	(727)
Return of funds from a third party		0	0	5,264
Proceeds from financial instruments		1,423,600	883,991	1,783,772
Purchase of financial instruments		(1,206,777)	(1,022,049)	(1,499,491)
Proceeds received from sale of equity investment		0	0	12,073
Other cash proceeds related to investing activities		1,464	1,198	789
Net cash provided by/(used in) continuing investing activities		184,393	(214,814)	180,146
Net cash provided by/(used in) discontinued investing activities		235,374	(228,406)	(639,390)
Net cash provided by/(used in) investing activities		419,767	(443,220)	(459,244)
Cash flows from financing activities:
Proceeds from long-term bank loans		92,000	0	251,738
Proceeds from short-term bank loans		315,550	58,035	74,056
Exercise of share-based awards in subsidiaries		0	7	11
Repayments of loans from banks		(113,952)	(371,973)	(67,011)
Acquisition of noncontrolling interests in Changyou Merger		(191,803)	0	0
Distribution of Changyou dividend to noncontrolling interest shareholders		0	(165,817)	(162,461)
Net cash provided by/(used in) continuing financing activities		101,795	(479,748)	96,333
Net cash provided by/(used in) discontinued financing activities		(8,209)	(33,415)	1
Net cash provided by/(used in) financing activities		93,586	(513,163)	96,334
Effect of exchange rate changes on cash, cash equivalents, restricted cash and restricted time deposits		36,984	(10,047)	(19,544)
Net increase /(decrease) in cash, cash equivalents, restricted cash, and restricted time deposits		645,544	(755,840)	(298,429)
Cash, cash equivalents, restricted cash and restricted time deposits at beginning of year		314,026	1,069,866	1,368,295
Cash, cash equivalents, restricted cash and restricted time deposits at end of year		959,570	314,026	1,069,866
Less: Cash, cash equivalents, restricted cash and restricted time deposits of discontinued operations, end of year		310,203	147,834	187,867
Cash, cash equivalents, restricted cash and restricted time deposits of continuing operations, end of year		649,367	166,192	881,999
Supplemental cash flow disclosures from continuing operations:
Cash paid for income taxes		(35,705)	(27,781)	(38,737)
Cash paid for interest expense		(3,778)	(12,947)	(12,563)
Barter transactions		4,039	4,357	6,587
Supplemental schedule of non-cash investing activity from continuing operations:
Changes in payables and other liabilities related to fixed assets and intangible assets additions		$ (20,964)	$ (24,568)	$ (31,406)

[1]	In the fourth quarter of 2019, the Sohu Group recognized impairment losses of $23.2 million for equity investments.